STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 007 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment Income
Net Appreciation in Fair Value of Investments	$ 86,248
Interest and Dividends	12,917
Total Investment Income	99,165
Interest Income on Notes Receivable from Participants	907
Contributions
Employee 401(k) Deferral	23,513
Employer	10,853
Employee Rollover	2,032
Total Contributions	36,398
Total Additions	136,470
DEDUCTIONS:
Benefits Paid to Participants	48,158
Administrative Expenses	361
Total Deductions	48,519
Net Increase (Decrease) in Net Assets Available for Benefits	87,951
Net Assets Available for Benefits, Beginning of Year	518,697
Net Assets Available for Benefits, End of Year	$ 606,648